FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2014 USD ($)
Fair value cash	$ 4,353,699
Fair value intangible assets	1,037,369
Fair value assets	$ 5,391,068
Fair Value Inputs Level 1 [Member]
Fair value cash
Fair value intangible assets
Fair value assets
Fair Value Inputs Level 2 [Member]
Fair value cash	$ 4,353,699
Fair value intangible assets
Fair value assets	$ 4,353,699
Fair Value Inputs Level 3 [Member]
Fair value cash
Fair value intangible assets	$ 1,037,369
Fair value assets	$ 1,037,369